Other Information - Correction of Errors (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[2]
Disclosure Of Consolidated Balance Sheet [Abstract]
Non-current assets	€ 304,322	€ 45,807	[1]	€ 47,890
Deferred tax assets	15,767	10,482	[1]	10,649
Current assets	27,720	18,065	[1]	18,462
Trade receivables	5,808	2,974	[1]	3,242
Total Assets	332,042	63,872	[1]	66,352
Current liabilities	93,647	37,375	[1]	47,827
Current contract liabilities	36,840	20,108	[1]	19,241
Accumulated deficit	(54,317)	(38,650)	[1]	(34,298)
Shareholder's equity	142,120	16,915	[1],[2]	17,760	[2]	€ (24,968)
Total Shareholder's equity and liabilities	332,042	63,872	[1]	66,352
Disclosure Of Income Statement [Abstract]
Revenue	149,141	103,438	[3]	83,529	[3]
Gross profit	45,839	33,948	[3]	24,753	[3]
Operating loss	(9,814)	(2,111)	[3]	(7,223)	[3]
Tax expense (income)	3,590	(811)	[3]	720	[3]
Net loss	€ (15,174)	€ (3,880)	[3],[4]	€ (7,046)	[3],[4]
Net loss per share - basic and diluted	€ (7.68)	€ (2.99)		€ (30.63)
As previously reported
Disclosure Of Consolidated Balance Sheet [Abstract]
Non-current assets		€ 44,729		€ 47,148
Deferred tax assets		9,404		9,907
Current assets		18,133		22,034
Trade receivables		3,042		6,814
Total Assets		62,862		69,182
Current liabilities		33,871		48,940
Current contract liabilities		16,604		20,354
Accumulated deficit		(36,156)		(32,581)
Shareholder's equity		19,409		19,477
Total Shareholder's equity and liabilities		62,862		69,182
Disclosure Of Income Statement [Abstract]
Revenue		104,551		85,637
Gross profit		35,061		26,861
Operating loss		(998)		(5,115)
Tax expense (income)		(1,147)		84
Net loss		€ (3,103)		€ (5,574)
Net loss per share - basic and diluted		€ (2.39)		€ (24.23)
Adjustments
Disclosure Of Consolidated Balance Sheet [Abstract]
Non-current assets		€ 1,078		€ 742
Deferred tax assets		1,078		742
Current assets		(68)		(3,572)
Trade receivables		(68)		(3,572)
Total Assets		1,010		(2,830)
Current liabilities		3,504		(1,113)
Current contract liabilities		3,504		(1,113)
Accumulated deficit		(2,494)		(1,717)
Shareholder's equity		(2,494)		(1,717)
Total Shareholder's equity and liabilities		1,010		(2,830)
Disclosure Of Income Statement [Abstract]
Revenue		(1,113)		(2,108)
Gross profit		(1,113)		(2,108)
Operating loss		(1,113)		(2,108)
Tax expense (income)		336		636
Net loss		€ (777)		€ (1,472)
Net loss per share - basic and diluted		€ (0.60)		€ (6.40)

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.
[2]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[3]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[4]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.